Lease - Supplemental cash flow information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Lease
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows from operating leases	¥ 341,348